Borrowing Arrangements - Additional Information (Detail) - USD ($) $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 14, 2021	May 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Feb. 28, 2021	Oct. 31, 2020	Aug. 31, 2020	Mar. 31, 2020	Jun. 30, 2018	Mar. 31, 2018
Debt Instrument [Line Items]
Gain (loss) on Extinguishment of Debt						$ 2,515
Fair value of the derivative liability							$ 200	$ 500
Other income (expense)			$ (7,645)	$ (2,667)	$ (9,982)	(4,984)	(1,073)	1,420
Debt Instrument, Increase, Accrued Interest			$ 0	2,600	1,700	3,800	1,000
Pay Check Protection Program Loan [Member]
Debt Instrument [Line Items]
Debt instrument interest rate stated percentage		1.00%
Gain (loss) on Extinguishment of Debt							2,500
Debt Instrument, Payment Terms		no payments for the first 6 months
Debt Instrument Periodic Payment		$ 100
Debt Instrument, Periodic Payment, Start		December 2020
Debt Instrument, periodic payment, end		April 2022
Extinguishment of Debt, Amount	$ 2,500
Debt Instrument, Increase, Accrued Interest	$ 28,000
Proceeds from Loans							2,500
2022 Notes [Member]
Debt Instrument [Line Items]
Debt instrument face amount									$ 25,500					$ 700	$ 24,800
Debt instrument maturity month year									2022-03
Debt instrument interest rate stated percentage									1.50%
Debt instrument additional interest rate stated percentage									8.00%
Gain (loss) on Extinguishment of Debt					300
Debt issuance costs gross									$ 900
Interest Expense							3,074	2,850
2023 Initial Notes [Member]
Debt Instrument [Line Items]
Debt instrument face amount								$ 16,100			$ 500	$ 7,500	$ 8,100
2023 Extension Notes [Member]
Debt Instrument [Line Items]
Debt instrument face amount							48,700			$ 48,700
2023 Notes [Member]
Debt Instrument [Line Items]
Debt instrument maturity month year								2023-03
Debt instrument interest rate stated percentage								10.00%
Debt issuance costs gross				400		400	400
Percentage of principal amount of debt redeemed.								200.00%
Debt instrument convertible fair value of derivative component								$ 5,200
Debt instrument convertible fair value of equity component								$ 7,200
Debt instrument convertible fair value of derivative component							17,500
Debt instrument convertible fair value of equity component							22,000
Interest Expense					$ 36,700		26,000
Debt issuance costs allocation to derivative component				300		300	300
Debt issuance costs allocation to equity component				$ 100		$ 100	100
Fair value of the derivative liability							26,000
Other income (expense)							$ 4,000
Class of warrants and rights issued during the period							3,527,241
The Extension Notes [Member]
Debt Instrument [Line Items]
Class of warrants and rights issued during the period							6,298,304